1933 Act File No. 333-134468
1940 Act File No. 811-21904

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x

Pre-Effective Amendment No. 7	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x

Amendment No. 7	x

FEDERATED MDT SERIES

(Exact name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15222-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
x	on _March 3, 2008_____pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on _____________ pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on _____________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Copies To:

Matthew G. Maloney, Esquire
Jennifer Eck
Dickstein Shapiro LLP
1825 Eye Street, N.W.
Washington, DC 20006

PART C.	OTHER INFORMATION.

Item 23.	Exhibits:

(a)	(i)	Conformed copy of Declaration of Trust of the Registrant; (1)
	(ii)	Conformed copy of Amendment No. 1 of the Declaration of Trust; (5)
	(iii)	Conformed copy of Amendment No. 2 of the Declaration of Trust; (6)
	(iv)	Conformed copy of Amendment No. 3 of the Declaration of Trust; (+)
(b)		Copy of By-Laws of the Registrant; (1)
(c)		Not applicable;
(d)	(i)	Form of Investment Advisory Contract of the Registrant; (2)
	(ii)	Conformed copy of Investment Advisory Contract Letter Agreement (4)
	(iii)	Conformed copy of Investment Advisory Contract on behalf of the Registrant which includes Exhibits A through H; (5)
	(iv)	Conformed copy of Subadvisory Agreement for Federated MDT Balanced Fund which includes Exhibit A; (5)
	(v)	Conformed copy of Exhibit I to the Investment Advisory Contract; (+)
(e)	(i)	Conformed copy of Distributor’s Contract of the Registrant; (3)
	(ii)	Conformed copy of Distributor’s Contract of the Registrant with Exhibits A through D; (5)
	(iii)	Conformed copy of Distributor’s Contract for Class B Shares of the Registrant; (5)
	(iv)	Conformed copy of Exhibits E through H of the Distributor’s Contract; (+)
	(v)	Conformed copy of Amendment 1 to Exhibit B of the Registrant’s Distributor’s Contract; (+)
(f)		Not applicable;
(g)	(i)	Conformed copy of Custodian Agreement of the Registrant; (3)
	(ii)	Conformed copy of Custodian Schedule; (3)
	(iii)	Conformed copy of Custodian Schedule; (5)
	(iv)	Conformed copy of Custodian Agreement Exhibit 1 (revised as of 6/22/07); (6)
(h)	(i)
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

	(ii)	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services with Exhibit 1 and Amendments 1 through 4 attached; (5)
(iii)
The Registrant hereby incorporatesthe conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);

	(iv)	Conformed copy of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company including First Amendment and Schedule A; (5)
(v)
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

	(vi)	Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company; (5)
	(vii)	Conformed copy of Amended and Restated Services Agreement between Registrant and Federated Shareholder Services Company; (5)
	(viii)	Conformed copy of Principal Shareholder Services Agreement between Registrant and Federated Securities Corp.; (5)
	(ix)	Conformed copy of Shareholder Services Agreement between Registrant and Federated Shareholder Services Company; (5)
	(x)	Copy of revised Exhibit 1 to the Agreement for Administrative Services; (+)
	(xi)	Copy of revised Exhibit A to the Financial Administration and Accounting Services Agreement; (+)
	(xii)	Copy of the revised Schedule A to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company; (+)
(i)		Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (3)
(j)	(i)	Conformed copy of Consent of Ernst & Young LLP(4)
	(ii)	Conformed copy of Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm; (7)
(k)		Not applicable;
(l)		Conformed copy of Initial Capital Understanding; (3)
(m)	(i)	Conformed copy of Distribution Plan of the Registrant; (3)
	(ii)	Conformed copy of Distribution Plan with Exhibits A through D attached; (5)
	(iii)	Conformed copy of Distribution Plan of the Registrant for Class B Shares; (5)
	(iv)	Conformed copy of Exhibits D, E and F of the Distribution Plan of the Registrant; (+)
	(v)	Conformed copy of Amendment 1 to Exhibit A to the Distribution Plan of the Registrant; (+)
(n)	(i)
The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short- Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181);

	(ii)	Copy of the Multiple Class Plan and attached Exhibits of the Registrant; (5)
	(iii)	Copy of Class A Shares, Class B Shares and Class C Shares Exhibits to the Multiple Class Plan (6)
	(iv)	Copy of Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares Exhibits to the Multiple Class Plan; (+)
(o)	(i)	Conformed copy of Power of Attorney of Registrant; (2)
	(ii)	Conformed copy of Unanimous Consent of Trustees to appoint a President and Treasurer; (1)
	(iii)	Conformed copy of Unanimous Consent of Trustees to appoint a Secretary and Assistant Secretary; (1)
	(iv)	Conformed copy of Power of Attorney of Registrant; (5)
	(v)	Conformed copy of Power of Attorney of Registrant; (+)
(p)
The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A, filed with the Commission on February 25, 2005.  (File Nos. 33-31602 and 811-5950).

+	Exhibit is being filed electronically with registration statement.
1.	Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 25, 2006. (File Nos. 333-134468 and 811-21904).
2.	Response is incorporated by reference to Registrant's Pre-effective Amendment #1 to its Initial Registration Statement on Form N-1A filed July 27, 2006. (File Nos. 333-134468 and 811-21904)
3.	Response is incorporated by reference to Registrant's Pre-effective Amendment #2 to its Initial Registration Statement on Form N-1A filed August 8, 2006. (File Nos. 333-134468 and 811-21904)
4.	Response is incorporated by reference to Registrant's Post-effective Amendment #1 to its Initial Registration Statement on Form N-1A filed November 29, 2006. (File Nos. 333-134468 and 811-21904)
5.	Response is incorporated by reference to Registrant's Post-effective Amendment #1 to its Initial Registration Statement on Form N-1A filed March 28, 2007. (File Nos. 333-134468 and 811-21904)
6.	Response is incorporated by reference to Registrant’s Post-effective Amendment No. 4 to its Initial Registration Statement on Form N-1A filed September 28, 2007. (File Nos. 333-134468 and 811-21904)
7.	Response is incorporated by reference to Registrant’s Post-effective Amendment No. 5 to its Initial Registration Statement on Form N-1A filed December 17, 2007. (File Nos. 333-134468 and 811-21904)

Item 24.                      Persons Controlled by or Under Common Control with the Fund:

No persons are controlled by the Fund.  As a newly formed company, all of the outstanding shares of the Fund are currently owned by Federated Investment Management Company

Item 25.	Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 1 of Article IX of Registrant's Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross, negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.  Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26.                      Business and Other Connections of the Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled “Who Manages the Fund?” in Part A.

Federated MDTA LLC serves as the investment adviser for the Registrant and is located at 125 CambridgePark Drive, Cambridge, Massachusetts 02140. For a description of the other business of the adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of three of the Trustees and three of the Officers of the adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"

The remaining Officers of the adviser are:

President/ Chief Executive Officer:	John B. Fisher
Vice Chairman:	Gordon Ceresino
Chief Investment Officer:	David Goldsmith
Chief Operating Officer:	Kennith Revis
Chief Compliance Officer:	Brian P. Bouda
Secretary:	John D. Johnson
Assistant Secretary:	Edward C. Bartley
Treasurer:	Denis McAuley, III
Assistant Treasurer:	Lori A. Hensler

The business address for Gordon Ceresino, David Goldsmith and Kennith Revis is 125 CambridgePark Drive, Cambridge, Massachusetts 02140. The business address of the remaining Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These remaining officers are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

For a description of the other business of the sub-adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the sub-adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the sub-adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the sub-adviser are:

President/ Chief Executive Officer:	John B. Fisher

Vice Chairman:	William D. Dawson, III

Senior Vice Presidents:	Todd A. Abraham
J. Scott Albrecht
Joseph M. Balestrino
Randall S. Bauer
Jonathan C. Conley
Deborah A. Cunningham
Mark E. Durbiano
Donald T. Ellenberger
Susan R. Hill
Robert M. Kowit
Jeffrey A. Kozemchak
Mary Jo Ochson
Robert J. Ostrowski
Ihab L. Salib
Paige Wilhelm

Vice Presidents:	Nancy J.Belz
G. Andrew Bonnewell
Hanan Callas
Jerome Conner
James R. Crea, Jr.
Karol Crummie
Lee R. Cunningham, II
B. Anthony Delserone,Jr.

William Ehling
Eamonn G. Folan
Richard J. Gallo
John T. Gentry
Kathyrn P. Glass
Patricia L. Heagy
William R. Jamison
Nathan H. Kehm
John C. Kerber
J. Andrew Kirschler
Marian R. Marinack
Kevin McCloskey
John W. McGonigle
Natalie F. Metz
Thomas J. Mitchell
Joseph M. Natoli
Bob Nolte
Mary Kay Pavuk
Jeffrey A. Petro
John Polinski
Rae Ann Rice
Brian Ruffner
Roberto Sanchez-Dahl, Sr
John Sidawi
Michael W. Sirianni, Jr.
Christopher Smith
Kyle D. Stewart
Mary Ellen Tesla
Timothy G. Trebilcock
Paolo H. Valle
Stephen J. Wagner
Mark Weiss
George B. Wright
Richard Cumberledge
Assistant Vice Presidents:	Jason DeVito
Bryan Dingle
Timothy Gannon
James Grant
Tracey L. Lusk
Ann Manley
Karl Mocharko
Joseph Mycka
Nick Navari
Gene Neavin
Liam O’Connell
Nichlas S. Tripodes

Secretary:	G. Andrew Bonnewell

Treasurer:	Thomas R. Donahue

Assistant Treasurer:	Denis McAuley, III

The business address of each of the Officers of the investment sub-adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.	Principal Underwriters:

(a)	Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Managed Pool Series; Federated MDT Series;  Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.

(b)

(1)	(2)	(3)
Positions and Offices		Positions and Offices
With Distributor	Name	With Registrant

Chairman:	Richard B. Fisher

Executive Vice Vice President, Assistant Secretary and Director:	Thomas R. Donahue

President and Director:	Thomas E. Territ

Vice President and Director:	Peter J. Germain

Treasurer and Director:	Denis McAuley III

Senior Vice Presidents:	Michael Bappert
Michael Benacci
Richard W. Boyd
Charles L. Davis, Jr.
Laura M. Deger
Peter W. Eisenbrandt
Theodore Fadool, Jr.
Christopher Fives
James S. Hamilton
James M. Heaton
Harry J. Kennedy
Michael W. Koenig
Anne H. Kruczek
Amy Michaliszyn
Richard C. Mihm
Keith Nixon
Solon A. Person, IV
Chris Prado
Brian S. Ronayne
Colin B. Starks
Robert F. Tousignant
William C. Tustin
Paul Uhlman

Vice Presidents:	Irving Anderson
Dan Berry
John B. Bohnet
Edward R. Bozek
Jane E. Broeren-Lambesis
Daniel Brown
Bryan Burke
Mark Carroll
Dan Casey
Scott Charlton
Steven R. Cohen
James Conely
Kevin J. Crenny
G. Michael Cullen
Beth C. Dell
Ron Dorman
Donald C. Edwards
Lee England
Timothy Franklin
Peter Germain
Jamie Getz
Scott Gundersen
Peter Gustini
Dayna C. Haferkamp
Raymond J. Hanley
Vincent L. Harper, Jr.
Bruce E. Hastings
Jeffrey S. Jones
Ed Koontz
Christopher A. Layton
Michael H. Liss
Michael R. Manning
Michael Marcin
Martin J. McCaffrey
Mary A. McCaffrey
Richard C. Mihm
Vincent T. Morrow
Doris T. Muller
Alec H. Neilly
Rebecca Nelson
John A. O’Neill
James E. Ostrowski
Stephen Otto
Brian Paluso
Mark Patsy
Richard Paulson
Robert F. Phillips
Josh Rasmussen
Richard A. Recker
Ronald Reich
Christopher Renwick
Diane M. Robinson
Timothy A. Rosewicz
Thomas S. Schinabeck
Edward J. Segura
Peter Siconolfi
Edward L. Smith
John A. Staley
Jack L. Streich
Mark Strubel
Michael Vahl
David Wasik
G. Walter Whalen
Stephen White
Jeff Wick
Lewis Williams
Edward J. Wojnarowski
Michael P. Wolff
Erik Zettlemayer
Paul Zuber

Assistant Vice Presidents:	Robert W. Bauman
William Rose

Secretary:	C. Todd Gibson

Assistant Treasurer:	Lori A. Hensler
Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

(c)	Not applicable

Item 28.	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	Reed Smith LLP
Investment Management Group (IMG)
Federated Investors Tower
12th Floor
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
(Notices should be sent to the Agent for Service at the above address)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

State Street Bank and Trust Company	P.O. Box 8600
(“Custodian, Transfer Agent	Boston, MA 02266-8600
and Dividend Disbursing
Agent”)

Federated Services Company	Federated Investors Tower
("Administrator")	1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Federated MDTA LLC	125 Cambridge Park Drive
(“Adviser”)	Cambridge, MA 02140

Federated Investment	1001 Liberty Avenue,
Management Company	Pittsburgh, PA, 15222-3779
(“Sub-Adviser”)

Item 29.	Management Services: Not applicable.

Item 30.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MDT SERIES, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of February, 2008.

FEDERATED MDT SERIES

BY: /s/Todd P. Zerega
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Initial Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME	TITLE	DATE
John F. Donahue	Trustee	February 22, 2008

J. Christopher Donahue	President and Trustee (Principal Executive Officer) Treasurer (Principal Financial Officer) Trustee

Richard A. Novak	Trustee

Thomas G. Bigley	Trustee

John T. Conroy, Jr.	Trustee

Nicholas P. Constantakis	Trustee

John F. Cunningham	Trustee

Peter E. Madden	Trustee

Charles F. Mansfield, Jr.	Trustee

John E. Murray, Jr.	Trustee

R. James Nicholson	Trustee

Thomas M. O’Neill	Trustee

Marjorie P. Smuts	Trustee

John S. Walsh	Trustee

James F. Will	Trustee

* By Power of Attorney